RISK MANAGEMENT (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Public sector	R$ 5,756,517	R$ 5,449,228
Public sector percentage	0.90%	0.80%
Oil, derivatives and aggregate activities	R$ 3,983,467	R$ 4,342,100
Oil derivatives and aggregate activities percentage	0.60%	0.70%
Production and distribution of electricity	R$ 1,742,150	R$ 1,066,832
Production and distribution of electricity, percentage	0.30%	0.20%
Other industries	R$ 30,900	R$ 40,296
Private sector	R$ 623,930,182	R$ 651,417,336
Private sector, percentage	99.10%	99.20%
Companies	R$ 263,664,833	R$ 293,805,799
Companies, percentage	41.90%	44.70%
Real estate and construction activities	R$ 21,251,317	R$ 24,776,946
Real estate and construction activities, percentage	3.40%	3.80%
Retail	R$ 37,908,281	R$ 46,126,498
Retail, percentage	6.00%	7.00%
Services	R$ 59,998,199	R$ 61,001,335
Services, percentage	9.50%	9.30%
Transportation and concession	R$ 28,194,418	R$ 27,532,277
Transportation and concession, percentage	4.50%	4.20%
Automotive	R$ 6,735,346	R$ 11,151,798
Automotive, percentage	1.10%	1.70%
Food products	R$ 11,341,529	R$ 12,562,156
Food products, percentage	1.80%	1.90%
Wholesale	R$ 16,329,368	R$ 24,397,104
Wholesale, percentage	2.60%	3.70%
Production and distribution of electricity	R$ 6,321,360	R$ 6,527,815
Production and distribution of electricity, percentage	1.00%	1.00%
Siderurgy and metallurgy	R$ 9,267,698	R$ 9,381,575
Siderurgy and metallurgy, percentage	1.50%	1.40%
Sugar and alcohol	R$ 9,142,541	R$ 8,110,881
Sugar and alcohol, percentage	1.50%	1.20%
Other industries	R$ 57,174,776	R$ 62,237,414
Other industries, percentage	9.10%	9.50%
Individuals	R$ 360,265,349	R$ 357,611,537
Individuals, percentage	57.20%	54.40%
Total portfolio	R$ 629,686,699	R$ 656,866,564
Total portfolio, percentage	100.00%	100.00%
Impairment of loans and advances	R$ (50,184,880)	R$ (54,447,957)
Total of net loans and advances to customers	R$ 579,501,819	R$ 602,418,607